Financial Instruments - Summary of Estimated Fair Values of Entity's Financial Instruments (Detail) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Fair Value Balance Sheet Grouping Financial Statement Captions [Line Items]
Cash and cash equivalents, Carrying Amount	$ 106,553	$ 93,431	$ 126,311
Short-term investments, Carrying Amount	1,154	1,120
Loan receivable, Carrying Amount	1,766	1,497
Patent finance obligations, Carrying Amount	23,147	27,980
Hierarchy Level 1 [Member]
Fair Value Balance Sheet Grouping Financial Statement Captions [Line Items]
Cash and cash equivalents, Carrying Amount	106,553	93,431
Short-term investments, Carrying Amount	1,154	1,120
Cash and cash equivalents, Fair Value	106,553	93,431
Short-term investments, Fair Value	1,154	1,120
Hierarchy Level 2 [Member]
Fair Value Balance Sheet Grouping Financial Statement Captions [Line Items]
Loan receivable, Carrying Amount	1,766	1,497
Patent finance obligations, Carrying Amount	23,146	27,980
Loan receivable, Fair Value	1,766	1,497
Patent finance obligations, Fair Value	$ 23,146	$ 27,980